30. Equity (Details)	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares	273,655,375
Percent	100.00%
Common
Disclosure of classes of share capital [line items]
Number of shares	145,031,080
Percent	100.00%
Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	328,627
Percent	100.00%
Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	128,295,668
Percent	100.00%
State of Paraná
Disclosure of classes of share capital [line items]
Number of shares	85,028,598
Percent	31.07%
State of Paraná | Common
Disclosure of classes of share capital [line items]
Number of shares	85,028,598
Percent	58.63%
State of Paraná | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
State of Paraná | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
BNDES
Disclosure of classes of share capital [line items]
Number of shares	65,580,781
Percent	23.96%
BNDES | Common
Disclosure of classes of share capital [line items]
Number of shares	38,298,775
Percent	26.41%
BNDES | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
BNDES | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	27,282,006
Percent	21.26%
Eletrobrás
Disclosure of classes of share capital [line items]
Number of shares	1,530,774
Percent	0.56%
Eletrobrás | Common
Disclosure of classes of share capital [line items]
Number of shares	1,530,774
Percent	1.06%
Eletrobrás | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
Eletrobrás | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
Free float: B3
Disclosure of classes of share capital [line items]
Number of shares	89,045,997
Percent	32.54%
Free float: B3 | Common
Disclosure of classes of share capital [line items]
Number of shares	19,186,634
Percent	13.23%
Free float: B3 | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	76,763
Percent	23.36%
Free float: B3 | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	69,782,600
Percent	54.39%
Free float: NYSE
Disclosure of classes of share capital [line items]
Number of shares	31,622,812
Percent	11.56%
Free float: NYSE | Common
Disclosure of classes of share capital [line items]
Number of shares	649,508
Percent	0.45%
Free float: NYSE | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
Free float: NYSE | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	30,973,304
Percent	24.15%
Free float: Latibex
Disclosure of classes of share capital [line items]
Number of shares	208,846
Percent	0.08%
Free float: Latibex | Common
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
Free float: Latibex | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	0
Percent	0.00%
Free float: Latibex | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	208,846
Percent	0.16%
Municipalities
Disclosure of classes of share capital [line items]
Number of shares	191,190
Percent	0.07%
Municipalities | Common
Disclosure of classes of share capital [line items]
Number of shares	178,393
Percent	0.12%
Municipalities | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	9,326
Percent	2.84%
Municipalities | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	3,471
Percent	0.00%
Other shareholders
Disclosure of classes of share capital [line items]
Number of shares	446,377
Percent	0.16%
Other shareholders | Common
Disclosure of classes of share capital [line items]
Number of shares	158,398
Percent	0.10%
Other shareholders | Class "A" Preferred
Disclosure of classes of share capital [line items]
Number of shares	242,538
Percent	73.80%
Other shareholders | Class "B" Preferred
Disclosure of classes of share capital [line items]
Number of shares	45,441
Percent	0.04%